Fair Value Measurements (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 2,922,588	$ 2,673,931
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	2,778,810	2,547,917
Total | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	1,285,715	1,229,963
Total | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	281,508	252,656
Total | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	1,211,587	1,065,298
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	1,567,223	1,482,619
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	1,285,715	1,229,963
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	281,508	252,656
Level 1 | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	1,211,587	1,065,298
Level 2 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 2 | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	1,211,587	1,065,298
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 143,778	$ 126,014